ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Income statement (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 30, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net sales	$ 155,353	$ 241,179	$ 196,109	$ 206,288	$ 135,257	$ 202,099	$ 183,032	$ 148,407	$ 105,701	$ 778,833	$ 639,239	$ 818,914
Cost of goods sold	78,726				78,068					395,705	344,638	404,953
Gross profit	76,627	127,828	97,541	100,570	57,189	93,123	82,192	73,031	46,255	383,128	294,601	413,961
Selling, General and Administrative Expense	67,843				53,945					280,972	230,634	325,754
Operating income	8,784				3,244					102,156	63,967	88,207
Interest expense	(6,067)				(8,126)					(31,280)	(32,607)	(21,680)
Other income	63				(18)					(1,261)	699	(1,242)
Income before income taxes	2,780				(4,900)					69,615	32,059	65,285
Income tax (expense) benefit	(613)				1,639					(11,852)	(16,658)	(16,497)
Net income attributable to YETI Holdings, Inc.	2,167	$ 25,169	$ 17,030	$ 18,825	$ (3,261)	$ 3,974	$ 11,271	$ 7,053	$ (6,897)	$ 57,763	$ 15,401	$ 47,977
Impact of Adoption
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net sales	(4,044)
Cost of goods sold	(1,644)
Gross profit	(2,400)
Selling, General and Administrative Expense	152
Operating income	(2,552)
Income before income taxes	(2,552)
Income tax (expense) benefit	626
Net income attributable to YETI Holdings, Inc.	(1,926)
Balances without Adoption of ASC 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net sales	151,309
Cost of goods sold	77,082
Gross profit	74,227
Selling, General and Administrative Expense	67,995
Operating income	6,232
Interest expense	(6,067)
Other income	63
Income before income taxes	228
Income tax (expense) benefit	13
Net income attributable to YETI Holdings, Inc.	$ 241